Deferred income (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income, current portion	€ 5,835	€ 5,641
Deferred income, non-current portion	64,817	65,569
Total deferred income	70,652	71,210
Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income, current portion	5,835	5,641
Deferred income, non-current portion	64,817	65,569
Total deferred income	€ 70,652	€ 72,777	€ 2,144